Provisions for legal proceedings and contingent liabilities (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Tax Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Provisions	R$ 386	R$ 677
Tax Lawsuits [Member] | ICMS Tax On Interstate Purchases [Member]
IfrsStatementLineItems [Line Items]
Description of tax lawsuits	1) In February 2024, the São Paulo State Prosecution Office (“PGE”) published Resolution 6/24 that overrides the “São Paulo State Agreement,” a program created with the enactment of State Law 17.843 allowing the regularization of ICMS debts with discounts on interest, fines and lawyers’ fees. In March 2024, PGE accepted the Company’s request to include two lawsuits, reducing the total contingency amount from R$ 349 to R$ 66 and authorizing the payment in 120 monthly installments, from April 2024 to March 2034. On December 31, 2024, the balance of the agreement is R$ 63, presented under Taxes payable (R$ 6 under current liabilities and R$ 57 under non-current liabilities).
Provisions		346
Tax Lawsuits [Member] | Non Cumulative PIS And COFINS Taxes [Member]
IfrsStatementLineItems [Line Items]
Description of tax lawsuits	2) Non-cumulative PIS and COFINS taxes: Charges of amounts due to offset of non-cumulative PIS and COFINS tax credits, related to the periods from 2005 to 2010 and from 2012 to 2018, that were not approved by the Federal Revenue Service of Brazil. The lawsuits refer to offsetting statements in amounts that exceeded those declared, freight expenses, acquisition of property, plant and equipment and revenues incorrectly classified.
Provisions	R$ 133	132
Tax Lawsuits [Member] | PIS And COFINS Taxes [Member]
IfrsStatementLineItems [Line Items]
Description of tax lawsuits	3) PIS and COFINS taxes: Charge of debits related to various periods, between 1999 and 2002, arising from insufficient payments of contributions and offset considered undue by the Tax Authority using credit resulting from the addition of 1% to the COFINS rate and PIS credits under Decree-Laws 2,445 and 2,449, whose period of use had allegedly expired. The lawsuits are under legal phase and the Company pledged bank guarantee and performance bonds at their full amount.
Provisions	R$ 81	79
Tax Lawsuits [Member] | Sundry Tax Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Description of tax lawsuits	4) Sundry tax lawsuits
Provisions	R$ 172	120
Corporate Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Provisions	118	111
Corporate Lawsuits [Member] | Triken S A [Member]
IfrsStatementLineItems [Line Items]
Provisions	R$ 95	88
Description of corporate lawsuits	1) The Company is party to writ of debt filed against it in 1991, currently under appellate phase. Trikem S.A. (“Trikem”), merged into Braskem, received unfavorable decision to distribute remaining profits to the plaintiffs (preferred shareholders) that were non-controlling shareholders. The amount related to the lawsuit is fully provisioned by the Company.
Corporate Lawsuits [Member] | Sundry Corporate Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Provisions	R$ 23	R$ 23
Description of corporate lawsuits	2) Sundry corporate lawsuits